Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Material Accounting Policies
Schedule of New Standards, Improvements, Amendments and Interpretations, mandatory as of the dates indicated

Next Standard Improvements and Amendments		Mandatory for years beginning in:
Amendments to IAS 21	Lack of Exchangeability.	January 1, 2025
Amendments to IAS 7	Cash Flow Statements - Cost method.	January 1, 2026
Amendments to IFRS 1	First-time adoption of International Financial Reporting Standards - Changes in references to hedge accounting.	January 1, 2026
Amendments to IFRS 7 and IFRS 9	Classification and Measurement of Financial Instruments.	January 1, 2026
Amendments to IFRS 10	Consolidated Financial Statements.	January 1, 2026
IFRS 18	Presentation and disclosures in the Financial Statements.	January 1, 2027
IFRS 19	Subsiduaries without Public Accountability: Disclousures.	January 1, 2027

Schedule of gains (losses) derived from net monetary position

	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Gains (losses) derived from net monetary position	4,700,583	(5,668,787)	910,811

Schedule of exchange rates of foreign currencies used for financial statements

Chilean Pesos as per unit of foreign currency or adjustable unit		As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
		Ch$	Ch$	Ch$
Foreign currencies
US Dollar	USD	996.46	877.12	855.86
Cumulative monthly average US Dollar	Average USD	943.74	839.79	872.33
Euro	EUR	1,035.28	970.05	915.95
Argentine Peso	ARS	0.97	1.08	4.83
Uruguayan Peso	UYU	22.61	22.48	21.36
Canadian Dollar	CAD	693.82	663.98	632.61
Sterling Pound	GBP	1,249.01	1,118.20	1,033.90
Paraguayan Guarani	PYG	0.13	0.12	0.12
Swiss Franc	CHF	1,100.57	1,044.56	927.36
Bolivian	BOB	143.17	126.02	122.97
Australian Dollar	AUD	619.92	599.21	583.01
Danish Krone	DKK	138.84	130.14	123.18
Brazilian Real	BRL	161.32	180.80	161.96
Colombian Peso	COP	0.23	0.23	0.18
Yuan	CYN	136.24	123.15	122.68
Adjustment units
Unidad de fomento (*)	UF	38,416.69	36,789.36	35,110.98
Unidad indexada (**)	UI	139.09	132.13	118.93

(*)	The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate is set daily in advance based on changes in the previous month´s inflation rate.
(**)	The Unidad Indexada (UI) is a Uruguay inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month´s inflation rate.

Schedule of Index used in hyperinflationary economies

Index used in hyperinflationary economies	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022

Argentina Consumer Price Index	7,701.19	3,520.08	1,138.64
Index percentage variation of Argentina Consumer Price Index	119.0%	209.1%	95.5%

Schedule of estimated useful lives

Type of Assets	Number of years
Land	Indefinite
Buildings and Constructions	20 to 60
Machinery and equipment	10 to 25
Furmiture and accesories	5 to 10
Others equipments (coolers)	5 to 8
Glass containers, plastics and containers	3 to 12
Vines in production	30